Net Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Potentially Dilutive Securities Outstanding [Line Items]
Common stock subject to repurchase or forfeiture	0	0	0	0	0	0	0